Short term investments - available for sale (Tables)	12 Months Ended
Dec. 31, 2015
Cost and Fair Value of Investments

	December 31,	December 31,
	2015	2014
	(in thousands)

At start of year	$97,100	$138,317
Additions	14,194	61,328
Disposals	(25,250)	(102,565)
Unrealized capital (loss)/gain – investments	(54)	20
At end of year	$85,990	$97,100